..........................

                                                             OMB Approval
                                                      ..........................
                                                      ..........................

                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................






                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square,
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-12617

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132



                               /s/ Mark C. Wehrly
                               ------------------
                            San Francisco, California
                                  May 15, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        2

                    Form 13 F Information Table Entry Total:

                                       19

                    Form 13 F Information Table Value Total:

                              $302,541 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE      SHARES/   SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DSCRETN MANAGERS SOLE     SHARED    NONE
------------------------------ ---------------- --------- -------- ------------ --- ---- ------- -------- -------- --------- -------
2020 CHINACAP ACQUIRCO INC     UNIT 99/99/9999  90212G208      684       90,000 SH       OTHER   01-02                90,000
ACORN INTL INC                 SPON ADR         004854105    3,597      474,589 SH       OTHER   01-02               474,589
ASIA SPECIAL SIT ACQST CORP    UNIT 99/99/9999  G0538M113    4,284      450,000 SH       OTHER   01-02               450,000
ASIAINFO HLDGS INC             COM              04518A104    7,602      700,000 SH       OTHER   01-02               700,000
BANK OF AMERICA CORPORATION    COM              060505104   30,328      800,000 SH  PUT  OTHER   01-02               800,000
CHINA HEALTHCARE ACQ CORP      UNIT 07/11/2011  16939Q203    1,970      335,000 SH       OTHER   01-02               335,000
CNINSURE INC                   SPONSORED ADR    18976M103    1,441      125,000 SH       OTHER   01-02               125,000
E HOUSE CHINA HLDGS LTD        ADR              26852W103   10,866      826,315 SH       OTHER   01-02               826,315
HSBC HLDGS PLC                 SPON ADR NEW     404280406    8,230      100,000 SH  PUT  OTHER   01-02               100,000
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102    3,627    1,318,800 SH       OTHER   01-02             1,318,800
ISHARES TR RUSSELL 2000        COM              464287655   61,461      900,000 SH  PUT  OTHER   01-02               900,000
ISHARES TR RUSL 2000 GROW      COM              464287648   43,470      600,000 SH  CALL OTHER   01-02               600,000
ISHARES TR RUSL 2000 GROW      COM              464287648   68,828      950,000 SH  PUT  OTHER   01-02               950,000
KONGZHONG CORP                 SPONSORED ADR    50047P104    5,683    1,312,397 SH       OTHER   01-02             1,312,397
LINKTONE LTD                   ADR              535925101    7,502    2,400,000 SH       OTHER   01-02             2,400,000
NETEASE COM INC                SPONSORED ADR    64110W102   24,969    1,299,800 SH       OTHER   01-02             1,299,800
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    3,820      509,300 SH       OTHER   01-02               509,300
SOHU COM INC                   COM              83408W103   12,411      275,000 SH       OTHER   01-02               275,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103    1,768      103,413 SH       OTHER   01-02               103,413